Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

The Company’s financial instruments consist of cash, marketable securities, amounts receivable, deposits, accounts payable and accrued liabilities, and prior to its extinguishment, the Bridge Loan (note 12). The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

Financial assets and liabilities by categories

	At December 31, 2020			At December 31, 2019
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$15,361	$-	$15,361	$660	$-	$660
Marketable securities	-	2,675	2,675	-	346	346
Deposits	243	-	243	218	-	218
Total financial assets	15,604	2,675	18,279	878	346	1,224
Accounts payable and accrued liabilities	3,280	-	3,280	1,067	-	1,067
Bridge loan	-	-	-	2,931	-	2,931
Total financial liabilities	$3,280	$-	$3,280	$3,998	$-	$3,998

Financial assets and liabilities measured at fair value

The categories of the fair value hierarchy that reflect the significance of inputs used in making fair value measurements are as follows:

Level 1 – fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3 – fair values based on inputs for the asset or liability that are not based on observable market data.

The Company’s policy to determine when a transfer occurs between levels is to assess the impact at the date of the event or the change in circumstances that could result in a transfer. No transfers occurred between the levels during the year.

The Company’s financial instruments measured at fair value on a recurring basis as at December 31, 2020 and 2019 were as follows:

At December 31	2020		2019
	Level 1	Level 2(1)	Level 1	Level 2
Cash	$15,361	$-	$660	$-
Marketable securities	2,165	510	346	-

(1) Marketable securities included in level 2 include warrants that are valued using an option pricing model which utilizes a combination of quoted prices and market-derived inputs, including volatility estimates.

During the year ended December 31, 2020, there were no financial assets or financial liabilities measured and recognized on the consolidated statement of financial position at fair value that would be categorized as level 3 in the fair value hierarchy.

Financial instruments and related risks

The Company’s financial instruments are exposed to credit risk, liquidity risk, and market risks, which include currency risk and interest rate risk. As at December 31, 2020, the primary risks were as follows:

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company proactively manages its capital resources and has in place a budgeting and cash management process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its current project development plans and achieve its growth objectives. The Company ensures that there is sufficient liquidity available to meet its short-term business requirements, taking into account its anticipated cash outflows from exploration and development activities, and its holdings of cash and marketable securities. The Company monitors and adjusts, when required, these exploration and development programs as well as corporate administrative costs to ensure that adequate levels of working capital are maintained.

As at December 31, 2020, the Company had unrestricted cash of $15,361 (December 31, 2019 – $660), working capital of $8,353 (December 31, 2019 – working capital deficit of $2,293), which the Company defines as current assets less current liabilities, and an accumulated deficit of $139,959 (December 31, 2019 – $102,604). The Company notes that the flow-through share premium liability, which reduced the Company working capital by $7,644, is not settled through cash payment. Instead, the flow-through share premium liability will be drawn down as the Company incurs exploration expenditures for the Eau Claire project. During the year ended December 31, 2020, Fury Gold incurred a loss of $14,253 (December 31, 2019 – $13,933) and expects to continue to incur operating losses in relation to exploration activities. With no source of operating cash flow, there is no assurance that sufficient funding will be available to conduct further exploration and development of its mineral properties.

The Company’s contractual obligations are as follows:

	Within 1 year	2 to 3 years	Over 3 years	At December 31 2020
Accounts payable and accrued liabilities	$3,280	$-	$-	$3,280
Québec flow-through expenditure requirements	-	18,079	-	18,079
Undiscounted lease payments	179	358	225	762
Total	$3,459	$18,437	$225	$22,121

Additionally, the Company is obligated to pay in perpetuity an annual payment of $50 pursuant to certain royalty arrangements on the Homestake Ridge project.

The Company also makes certain payments arising on mineral claims and leases on an annual or biannual basis to ensure the properties remain in good standing. In 2021, the Company estimates expenditures of $470 in respect of these claims and leases at the Company’s projects.

Market risk

This is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Significant market risks to which the Company is exposed are as follows:

i.	Currency risk

The Company is exposed to currency risk by having balances and transactions in currencies that are different from its functional currency (the Canadian dollar). As at December 31, 2020 and December 31, 2019, the Company’s foreign currency exposure related to its financial assets and liabilities held in US dollars was as follows:

At December 31	2020	2019
Financial assets denominated in foreign currencies	$399	$55
Financial liabilities denominated in foreign currencies	(41)	(80)
	$(358)	$(25)

A 10% increase or decrease in the US dollar to Canadian dollar exchange rate would not have a material impact on the Company’s net loss.

ii.	Price risk

The Company holds certain investments in marketable securities (note 6) which are measured at fair value, being the closing share price of each equity security at the date of the consolidated statement of financial position. The Company is exposed to changes in share prices which would result in gains and losses being recognized in the loss for the year.

A 10% increase or decrease in the Company’s marketable securities’ share prices would not have a material impact on the Company’s net loss.